INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ 719,489,720	$ 693,383,630	$ 695,926,565
Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	768,890,692	736,713,385
Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(49,400,972)	(43,329,755)
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	674,766,128	655,602,101	664,877,100
Distribution rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	678,725,549	659,561,522
Distribution rights | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(3,959,421)	(3,959,421)
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	38,306,275	31,335,739	23,706,850
Software | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	81,995,907	69,136,434
Software | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(43,689,632)	(37,800,695)
Water rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	587,432	587,432
Water rights | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	587,432	587,432
Trademarks indefinite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	5,770,128	5,632,172	6,341,107
Trademarks indefinite useful life | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	5,770,128	5,632,172
Trademarks definite useful life
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	47,945	218,211	$ 406,101
Trademarks definite useful life | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	1,297,378	1,297,378
Trademarks definite useful life | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	(1,249,433)	(1,079,167)
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	11,812	7,975
Others | Gross asset
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	514,298	498,447
Others | Accumulated Amortization/Impairment
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill	$ (502,486)	$ (490,472)